Trade and other receivables - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)
Statements [Line Items]
Average credit period taken for sales	61 days	61 days	35 days	35 days
Description of collateral held as security and other credit enhancements	not	not
Bio Vision Acquisition [Member]
Statements [Line Items]
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration	$ 18.0	£ 13.3	$ 18.0	£ 13.1
Bottom of range [member]
Statements [Line Items]
Trade and other receivables term	30 days	30 days
Top of range [member]
Statements [Line Items]
Trade and other receivables term	90 days	90 days